S000039682 [Member] Investment Strategy - DoubleLine Floating Rate Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in floating rate loans and other floating rate investments.
Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate plus a premium. Certain floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy. Other floating rate loans may be unsecured obligations of the borrower. A floating rate loan may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Such floating rate loans may be acquired through the agent or from the borrower, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.
Floating rate investments include, without limitation, bank loans, including assignments and participations; floating rate debt securities; inflation-indexed securities; certain mortgage- and asset-backed securities, and collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”) and collateralized mortgage obligations, backed by floating rate instruments or structured as floating rate investments and having, in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), characteristics similar to those of other floating rate investments; adjustable rate mortgages; floaters; inverse floaters; money market securities of all types; repurchase agreements; shares of money market and short-term bond funds; and floating rate loans of any kind (including, among others, subordinated loans, debtor‑in‑possession loans, exit facilities, delayed funding loans and revolving credit facilities).
The Fund normally will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in floating rate loans and other floating rate investments. For purposes of this policy, any security or instrument will be considered a floating rate investment if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. The Fund’s investments in derivatives and other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to floating rate investments will be counted toward satisfaction of this 80% policy as well.
The Fund may invest in securities or instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality. Corporate bonds and other fixed income instruments, including certain floating rate investments, rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk securities, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. The Fund may invest in securities of stressed, distressed, and defaulted issuers (including issuers involved in bankruptcy proceedings, reorganizations, financial restructurings, or otherwise experiencing financial hardship). Such investments entail high risk and have speculative characteristics.
Subject to the Fund’s policy to invest at least 80% of its net assets in floating rate loans and other floating rate investments, the Fund may invest any portion of its assets in bonds, debentures, notes and other debt instruments, preferred securities, money market securities, investment-grade debt securities, repurchase agreements, and any security or instrument bearing a fixed, floating or adjustable rate of interest, including by investing in other investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
The Fund may invest in obligations of corporate and governmental issuers of any maturity. The Fund may invest in foreign investments, including obligations of issuers in emerging markets, without limit.
The Fund’s investments in loans may include loans issued in an offering that has been oversubscribed. The Fund may be able to sell such investments at a gain shortly after those investments are made. If the Fund seeks to take advantage of such opportunities, it may lead to higher levels of portfolio turnover, increased transaction costs and greater amounts of taxable distributions to shareholders. There can be no assurance that the Adviser will be able to identify such opportunities successfully or sell any investments at a gain.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.
The Fund’s portfolio managers may consider a wide variety of factors in purchasing and selling investments for the Fund, including, without limitation, liquidity of the investment, fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer. The Fund also may consider available credit ratings. Although the Fund’s portfolio managers may review credit ratings in making investment decisions, they typically perform their own investment analysis and generally do not rely upon the independent credit rating agencies in making investment decisions.
Proceeds from the sale of a loan may not be available to the Fund for a substantial period of time after the sale. As a result, it is possible that, during a period of substantial shareholder redemptions, proceeds from the sales of loans by the Fund will not be available to the Fund on a timely basis for payment to redeeming shareholders. The Fund might as a result incur significant borrowing or other expenses, be forced to sell other securities with shorter settlement periods at unfavorable times or prices, or be forced to delay payment of redemption proceeds beyond the customary period.
Portfolio securities may be sold at any time. By way of example, the Fund’s portfolio managers may sell a Fund investment in order to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the investment no longer represents a relatively attractive investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual investment has reached the portfolio managers’ sell target.